..                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coast Asset Management
Address: 2450 Colorado Avenue
         Suite 100 East Tower
         Santa Monica, CA  90404

13F File Number:  28-10454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger Hartley
Title:     Chief Operating Officer
Phone:     310-633-2326

Signature, Place, and Date of Signing:

     /s/Roger Hartley     Santa Monica, CA     February 04, 2008


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10176                      Blackthorne Investment Group, LLC
       28-11556                      Bullpath Strategy Investments, Ltd.
       28-10035                      Highline Capital Management, LLC
       28-10334                      Pilot Advisors, LP
       28-12385                      Pivot Capital Advisors, LLC
       28-13028                      Seacliff Capital, LLC
       28-11214                      Troob Capital Advisors, LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     1

Form13F Information Table Value Total:     $38 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ZIONS BANCORPORATION           COM              989701107 38.18657    38000 SH  CALL DEFINED                     0    38000        0